Litman Gregory Masters Smaller Companies Fund (Prospectus Summary) | Litman Gregory Masters Smaller Companies Fund
Litman Gregory Masters Smaller Companies Fund
Investment Objective
The Litman Gregory Masters Smaller Companies Fund (the "Smaller Companies Fund") seeks long-term growth of capital; that is, the increase in the value of your investment over the long term.
Fees and Expenses of the Smaller Companies Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Smaller Companies Fund.
Shareholder Fees (paid directly from your investment)
Shareholder Fees	Litman Gregory Masters Smaller Companies Fund Institutional Class
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase)	2.00%

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Litman Gregory Masters Smaller Companies Fund Institutional Class
Management Fees	1.14%
Other Expenses	0.40%
Total Annual Fund Operating Expenses	1.54%

Example
This example is intended to help you compare the cost of investing in the
Smaller Companies Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Smaller Companies Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Smaller Companies Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Litman Gregory Masters Smaller Companies Fund Institutional Class	157	486	839	1,834

Portfolio Turnover
The Smaller Companies Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Smaller Companies Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Smaller Companies Fund's performance. During the most recent fiscal year, the Smaller Companies Fund's portfolio turnover rate was 125.18% of the average value of its portfolio.
Principal Strategies
Litman Gregory Fund Advisors, LLC ("Litman Gregory"), the advisor to the Smaller
Companies Fund, believes that it is possible to identify investment managers who, over a market cycle, will deliver superior returns relative to their peer groups. Litman Gregory also believes that most stock pickers have a few select stocks in which they have a particularly high degree of confidence. In the case of certain skilled stock pickers, Litman Gregory believes a portfolio of their
"highest confidence" stocks will outperform their more diversified portfolios over a market cycle.

Based on these beliefs, the Smaller Companies Fund's strategy is to engage a number of proven managers as sub-advisors (each a "manager" or "sub-advisor'), with each manager investing in the securities of smaller companies that it believes have strong appreciation potential. Under normal conditions, each sub-advisor manages a portion of the Smaller Companies Fund's assets by independently managing a portfolio typically composed of between 8 and 15 stocks. Under normal market conditions, the Smaller Companies Fund invests at least 80% of its net assets in securities of small- and mid-sized U.S.
companies. The managers have limited flexibility to invest in the securities of foreign companies, including emerging markets (up to 15% of the Smaller
Companies Fund's net assets may be invested in foreign securities). By executing this strategy, the Smaller Companies Fund seeks to:

·  combine the efforts of several experienced, world-class managers;

·  access the favorite stock-picking ideas of each manager at any point in time;

·  deliver a portfolio that is prudently diversified in terms of stocks
   (typically 50 to 75) and industries while still allowing each manager to run portfolio segments focused on only his favorite stocks; and

·  further diversify across stock-picking styles by including managers with a variety of stock-picking disciplines.

Litman Gregory defines a "smaller company" as one whose market capitalization falls below the market capitalization of the largest company in the Russell
2500® Index which, as of March 31, 2012, was $11.0 billion. The Russell 2500®
Index measures the performance of 2,500 small- and mid-sized companies with market capitalizations averaging $3.0 billion as of March 31, 2012. Generally,
Litman Gregory believes the majority of the Smaller Companies Fund's holdings will typically fall within the range of the Russell 2000® Index, but the Smaller
Companies Fund has the flexibility to hold mid-sized companies if the managers believe that holding these companies will lead to higher overall returns. As of
March 31, 2012, the largest company in the Russell 2000® Index had a market capitalization of $5.7 billion.

Generally, a security may be sold: (1) if the manager believes the security's market price exceeds the manager's estimate of intrinsic value; (2) if the manager's view of the business fundamentals or management of the underlying company changes; (3) if a more attractive investment opportunity is found;
(4) if general market conditions trigger a change in the manager's assessment criteria; or (5) for other portfolio management reasons. The Smaller Companies
Fund's investment managers may trade its portfolio frequently.
Principal Risks
Investment in stocks exposes shareholders of the Smaller Companies Fund to the risk of losing money if the value of the stocks held by the Smaller Companies
Fund declines during the period an investor owns shares in the Smaller Companies
Fund. The following risks could affect the value of your investment:

·  Market Risk. As with all mutual funds that invest in common stocks, the value of an individual's investment will fluctuate daily in response to the performance of the individual stocks held in the Smaller Companies Fund. The stock market has been subject to significant volatility recently, which has increased the risks associated with an investment in the Smaller Companies
   Fund.

·  Smaller Companies Risk. The Smaller Companies Fund may invest a portion of its assets in the securities of small- and, at times, mid-sized companies. Securities of small-cap companies are generally more volatile and less liquid than the securities of large-cap companies. This is because small companies may be more reliant on a few products, services or key personnel, which can make it riskier than investing in larger companies with more diverse product lines and structured management.

·  Foreign Company and Emerging Markets Risk. The Smaller Companies Fund may
   invest a portion of its assets in securities of companies based outside of the
   United States. Foreign securities involve additional risks, including those related to currency-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. These risks are greater in emerging markets.

·  Portfolio Turnover Risk. High portfolio turnover involves correspondingly greater expenses to the Smaller Companies Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities, which may result in adverse tax consequences to the Smaller Companies Fund's shareholders.

·  Multi-Style Management Risk. Because portions of the Smaller Companies Fund's assets are managed by different portfolio managers using different styles, the
   Smaller Companies Fund could experience overlapping security transactions.
   Certain portfolio managers may be purchasing securities at the same time other portfolio managers may be selling those same securities, which may lead to higher transaction expenses compared to a fund using a single investment management style.
Performance
The following performance information provides some indication of the risks of investing in the Smaller Companies Fund. The bar chart shows changes in the performance of the Smaller Companies Fund's Institutional Class shares from year to year. The table below shows how the Smaller Companies Fund's average annual returns for the 1-year, 5-year and since inception periods compare to those of a broad-based market index and secondary index. Past performance, before and after taxes, does not necessarily indicate how the Smaller Companies Fund will perform in the future. Updated performance information is available on the Smaller
Companies Fund's website at www.mastersfunds.com.
Litman Gregory Masters Smaller Companies Fund - Institutional Class Calendar Year Total Returns

During the period shown above, the highest and lowest quarterly returns earned by the Smaller Companies Fund were:

Highest:           31.77%         Quarter ended June 30, 2009

Lowest: -28.14% Quarter ended December 31, 2008
Average Annual Total Returns (for the periods ended December 31, 2011)
Average Annual Total Returns Litman Gregory Masters Smaller Companies Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class Return Before Taxes	0.47%	0.74%	6.64%	Jun. 30, 2003
Institutional Class After Taxes on Distributions	Institutional Class Return After Taxes on Distributions	0.47%	0.14%	5.96%	Jun. 30, 2003
Institutional Class After Taxes on Distributions and Sales	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	0.30%	0.48%	5.61%	Jun. 30, 2003
Russell 2000® Index	Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	(4.18%)	0.15%	7.46%	Jun. 30, 2003
Lipper Small-Cap Core Funds Index	Lipper Small-Cap Core Funds Index (reflects no deduction for fees, expenses or taxes)	(3.82%)	1.31%	7.87%	Jun. 30, 2003

The Smaller Companies Fund's after-tax returns as shown in the above table are calculated using the historical highest applicable individual federal marginal income tax rates for the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your tax situation and may differ from those shown. If you own shares of the Smaller Companies Fund in a tax-deferred account, such as a 401(k) plan or an individual retirement account after-tax returns shown are not relevant to your investment. The "Return After
Taxes on Distributions and Sale of Fund Shares" may be higher than other return figures because when a capital loss occurs upon the redemption of shares of the
Smaller Companies Fund, a tax deduction is provided that benefits the investor.